Shareholder Report, Holdings (Details) - C000246700	Apr. 30, 2026
NVIDIA9285038
Holdings [Line Items]
Percent of Total Investments	16.20%
Alphabet9284994
Holdings [Line Items]
Percent of Total Investments	11.40%
Microsoft9285034
Holdings [Line Items]
Percent of Total Investments	6.80%
Apple9285001
Holdings [Line Items]
Percent of Total Investments	6.60%
Lam Research9285025
Holdings [Line Items]
Percent of Total Investments	4.90%
Arista Networks9285004
Holdings [Line Items]
Percent of Total Investments	4.80%
Broadcom9285014
Holdings [Line Items]
Percent of Total Investments	4.40%
Eli Lilly9285017
Holdings [Line Items]
Percent of Total Investments	4.20%
Visa9285071
Holdings [Line Items]
Percent of Total Investments	4.00%
Amazon.com9284996
Holdings [Line Items]
Percent of Total Investments	3.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.50%